As filed with the Securities and Exchange Commission on March 31, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21499

                  NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Dividend Advantage Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                 NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                                 MARKET VALUE+       NUMBER OF SHARES                          MARKET VALUE+
                                               ($000's omitted)                                               ($000's omitted)
COMMON STOCKS (130.8%)
                                                                         35,700 Vornado Realty Trust                   3,154
AEROSPACE (1.0%)                                                                                                  ----------
       35,500 Goodrich Corp.                         1,398                                                            14,005
                                                                     ENERGY (9.3%)
APARTMENTS (12.9%)                                                       26,700 ChevronTexaco Corp                     1,585
       75,200 Apartment Investment &                                     51,200 ConocoPhillips                         3,313
              Management                             3,197(E)            54,900 Enterprise Products Partners           1,387
       72,300 Camden Property Trust                  4,707(E)            25,300 Exxon Mobil                            1,588
       20,000 Education Realty Trust                   261(E)            37,800 Kinder Morgan                          3,638
       80,000 Eguity Residential                     3,393(E)            32,200 TEPPCO Partners                        1,193
       11,300 Essex Property Trust                   1,123(E)                                                     ----------
       64,300 Home Properties                        2,949(E)                                                         12,704
       82,200 United Dominion Realty Trust           2,089(E)        ENTERTAINMENT (1.4%)
                                                 ---------              100,400 Regal Entertainment Group              1,858(E)
                                                    17,719

BANKING & FINANCIAL (7.8%)                                           FINANCE (0.5%)
       29,000 Bank of America                        1,283               24,800 Gramercy Capital                         653(E)
       44,600 Bank of New York                       1,419
       12,000 Freddie Mac                              814           FINANCIAL SERVICES (2.3%)
       16,300 Hartford Financial Services                                49,000 PNC Financial Service Group            3,178
               Group                                 1,340
       26,400 Lincoln National                       1,440           FOOD & BEVERAGE (2.9%)
       35,600 Nationwide Financial Services          1,515(E)            66,900 Cadbury Schweppes ADR                  2,665
       51,600 Wachovia Corp.                         2,829               22,700 Diageo PLC ADR                         1,362
                                                 ---------                                                        ----------
                                                    10,640                                                             4,027

                                                                     HEALTH CARE (6.4%)
BASIC MATERIALS (2.8%)                                                   61,500 Abbott Laboratories                    2,654
       35,200 Freeport-McMoRan Copper & Gold         2,262               43,300 Health Care REIT                       1,610(E)
        7,700 Rio Tinto                              1,578               55,200 Nationwide Health Properties           1,262(E)
                                                 ---------               95,100 OMEGA Healthcare Investors             1,247(E)
                                                     3,840               64,500 Ventas, Inc.                           1,974
                                                                                                                  ----------
CHEMICALS (0.8%)                                                                                                       8,747
       28,300 duPont                                 1,108
                                                                     INDUSTRIAL (5.9%)
COMMUNITY CENTERS (9.4%)                                                 70,700 Dover Corp.                            3,247
       54,600 Developers Diversified Realty          2,689               66,000 First Industrial Realty Trust          2,579(E)
       60,900 Heritage Property lnvestment                               43,800 ProLogis                               2,243
                Trust                                2,304(E)                                                     ----------
       35,400 Pan Pacific Retail Properties          2,450(E)                                                          8,069
       31,000 Regency Centers                        1,998
      107,200 Tanger Factory Outlet Centers          3,378(E)        INSURANCE (1.1%)
                                                 ---------               44,000 Endurance Specialty Holdings           1,449
                                                    12,819
                                                                     LODGING (4.1%)
CONSUMER CYCLICALS (1.0%)                                                23,500 LaSalle Hotel Properties                 898(E)
       53,800 Eastman Kodak                          1,350(E)           123,500 Strategic Hotel Capital                2,643(E)
                                                                         71,200 Sunstone Hotel Investors               2,101
CONSUMER DISCRETIONARY (2.0%)                                                                                     ----------
       50,500 V.F. Corp.                             2,802                                                             5,642

DIVERSIFIED (10.2%)                                                  OFFICE (16.6%)
      105,000 Colonial Properties Trust              4,853(E)            85,300 Brandywine Realty Trust                2,683
       42,500 Cooper lndustries Class A              3,470               80,100 CarrAmerica Realty                     2,948(E)
       77,200 General Electric                       2,528(OO)           87,600 Highwoods Properties                   2,763(E)

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------



NUMBER OF SHARES                                 MARKET VALUE+       NUMBER OF SHARES                          MARKET VALUE+
                                               ($000's omitted)                                               ($000's omitted)
      191,100 HRPT Properties Trust                  2,050(E)
       64,400 Mack-Cali Realty                       2,880(E)        PREFERRED STOCKS (2.2%)
      102,100 Maguire Properties                     3,451
       38,500 Newkirk Reality Trust                    604           LODGING (2.2%)
      106,100 Reckson Associates Realty              4,237(E)           108,300 Felcor Lodging Trust, Ser.A            2,648
       44,500 Trizec Property                        1,036(E)            19,000 LaSalle Hotel Properties, Ser.
                                                 ---------                       D                                       451
                                                    22,652           TOTAL PREFERRED STOCKS
                                                                     (COST $2,845)                                     3,099
OFFICE - INDUSTRIAL (2.5%)                                                                                        ----------
       91,600 Bedford Property Investors             2,125
       49,200 Digital Realty Trust                   1,274(E)        PRINCIPAL AMOUNT
                                                 ---------
                                                     3,399
                                                                     REPURCHASE AGREEMENTS (11.0%)

PHARMACEUTICAL (4.1%)
       46,200 Johnson & Johnson                      2,658           $15,000,000 Banc of America Securities,
       54,600 Novartis AG ADR                        3,012                        LLC, Repurchase Agreement,
                                                 ---------                         4.46%.due 2/1/06, date
                                                     5,670                         1/31/06, Maturity Value
                                                                                   $15,001,858, Collateralized by
                                                                                   $15,300,001 Freddie Mac,5.00%,
PUBLISHING & BROADCASTING (1.8%)                                                   due 12/1/35 (Co11ateral value
       75,000 R.R. Donnelley                         2,445                         $15,234,283)
                                                                                   (COST $15,000)                     15,000#
REGIONAL MALLS (9.6%)                                                                                             ----------
       51,500 CBL & Associates Properties            2,180(E)
       90,500 Glimcher Realty Trust                  2,474(E)        NUMBER OF SHARES
       31,200 Macerich Co.                           2,264(E)
       16,800 Mills Corp.                              697           SHORT-TERM INVESTMENTS (18.5%)
       52,000 Pennsylvania REIT                      2,114(E)
       40,500 Simon Property Group                   3,355               18,737,601 Neuberger Berman Securities
                                                 ---------                           Lending Quality Fund, LLC        18,738++
                                                    13,084                6,600,867 Neuberger Berman Prime Money
                                                                                     Fund Trust Class                  6,601@
                                                                                                                  ----------
RESTAURANTS (1.1%)
       41,900 McDonald's Corp.                       1,467           TOTAL SHORT-TERM INVESTMENTS
                                                                     (COST $25,339)                                   25,339#
                                                                                                                  ----------
TELECOMMUNICATIONS (3.6%)
       23,800 ALLTEL Corp.                           1,429           TOTAL INVESTMENTS (162.5%)
       58,300 Sprint Corp.                           1,334           (COST $196,951)                                 222,330##
      104,200 Vodafone Group ADR                     2,200           Liabilities, less cash, receivables
                                                 ---------              and other assets [(24.1%)]                   (33,041)@@
                                                     4,963           Liquidation Value of Auction
                                                                        Preferred Shares [(38.4%)]                   (52,500)
UTILITIES (7.6%)                                                                                                  -----------
       28,000 Ameren Corp.                           1,421         TOTAL NET ASSETS APPLICABLE TO COMMON
       19,450 Dominion Resources                     1,469         SHAREHOLDERS (100.0%)                            $136,789
       53,000 Duke Energy                            1,502                                                        ----------
       33,000 Exelon Corp                            1,895
       33,900 FPL Group                              1,417
       60,500 NiSource Inc.                          1,242
       40,400 Southern Co.                           1,406
                                                 ---------
                                                    10,352

WASTE MANAGEMENT (2.1%)
       90,300 Waste Management                       2,852

TOTAL COMMON STOCKS
(COST $153,767)                                    178,892
                                                 ---------

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


+ Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.

## At January 31, 2006, the cost of investments for U.S. Federal income tax purposes was $196,951,000 Gross unrealized appreciation of investments was $27,809,000 and gross unrealized depreciation of investments was $2,430,000, resulting in net unrealized appreciation of $25,379,000, based on cost for U.S. Federal income tax purposes.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)     All or a portion of this security is on loan.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------


@@ At January 31, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                             RATE TYPE
                                                    ----------------------------

                                                  Fixed-rate    Variable-rate      Accrued Net
                                                    Payments         Payments         Interest        Unrealized
Swap Counter        Notional      Termination    Made by the      Received by       Receivable      Appreciation     Total Fair
Party                 Amount             Date           Fund      the Fund(1)        (Payable)     (Depreciation)         Value
Merrill Lynch    $40,000,000    July 16, 2008         3.818%           4.470%          $10,867           $927,669      $938,536


(1) 30 day LIBOR (London Interbank Offered Rate)


















For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Peter E. Sundman
    -----------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


By: /s/ John M. McGovern
    -----------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2006